UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

Asset Allocation

UBS U.S. Allocation Fund
Semiannual Report
February 29, 2012

UBS U.S. Allocation Fund

April 16, 2012

Dear shareholder,
We present you with the semiannual report for UBS U.S. Allocation Fund (the “Fund”) for the six months ended February 29, 2012.

Performance
Over the six months ended February 29, 2012, the Fund’s Class A shares returned 10.24% before deducting the maximum sales charge; after deducting the maximum sales charge, the Fund’s Class A shares returned 4.18%. During the same period, the Fund’s benchmark, the S&P 500 Index, which tracks large cap US equities, gained 13.31%. Since the Fund invests in both stocks and bonds, we feel it is appropriate to also compare its performance to the UBS U.S. Allocation Fund Index (the “Index”),[1] which returned 9.96% over the period. (Returns for all share classes over various time periods and descriptions of the indices are shown in “Performance at a glance” on pages 8 to 10; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)
UBS U.S. Allocation Fund
Investment goal:
Total return, consisting of long-term capital appreciation and current income.

Portfolio managers:
Portfolio Management Team, including Curt Custard, Andreas Koester, Jon Adams and David Buckle UBS Global Asset Management (Americas) Inc.

Commencement:
Class A—May 10, 1993 Class B—January 30, 1996[2] Class C—July 22, 1992 Class Y—May 10, 1993

Dividend payments:
Annually, if any.

[1]	The UBS U.S. Allocation Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect the deduction of fees and expenses.

[2]	On March 1, 2012, Class B shares of the Fund were converted into Class A shares of the Fund and Class B shares were terminated effective immediately after such conversion.

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UBS U.S. Allocation Fund

An interview with Lead Portfolio Manager Curt Custard
Q.	How would you describe the economic environment during the reporting period?
A.	Although the overall US economy appeared to gain some traction as the reporting period progressed, elevated unemployment and ongoing strains in the housing market held back a more robust expansion. Looking back, the Commerce Department reported that gross domestic product (“GDP”) growth in the US was a tepid 0.4% during the first quarter of 2011, and then grew 1.3%, 1.8% and 3.0% over the second, third and fourth quarters.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	At its August 2011 meeting, the Fed, acknowledging that economic growth had been considerably slower than it expected, declared that it would keep the extremely low federal funds rate of between 0% and 0.25% on hold until at least through mid-2013. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) In January 2012, the Fed extended this period, noting that economic conditions warranted maintaining exceptionally low levels at least through late 2014.

Additionally, the Fed also announced its plan to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

Q.	How did the stock market perform during the reporting period?
A.	The US equity markets experienced periods of heightened volatility during the reporting period, as a number of macro factors impacted investor sentiment. After being highly resilient and rising earlier in 2011, the US stock market fell sharply in the first month of the review period, as investor risk appetite was replaced by risk aversion. Key triggers

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UBS U.S. Allocation Fund

behind this change in sentiment were concerns about the European sovereign debt crisis, signs of decelerating global growth and the downgrade of US long-term debt. US equities then rallied sharply over the last five months of the review period, given signs that the economy was gaining some traction. All told, the US stock market, as measured by the S&P 500 Index, gained 13.31% during the six-months ended February 29, 2012.

Q.	How did the bond market perform during the reporting period?
A.	The US taxable spread sectors (non-US Treasury fixed income securities) were also volatile during the reporting period. As already noted, over the first month of the period, investor risk aversion was often elevated due to several macro issues. Against this backdrop, US Treasury yields generally declined. Risk appetite then increased at times during much of the last five months of the period, given improving economic data. All told, during the six months ended February 29, 2012, a number of spread sectors outperformed Treasuries, and the overall US bond market, as measured by the Barclays Capital US Aggregate Index, returned 2.73%.

Q.	How was the Fund allocated during the reporting period?[3]
A.	Throughout the period, we adjusted the portfolio as the economic backdrop evolved and markets experienced periods of heightened volatility. We started the period slightly overweight equities versus the Index, with a 66% allocation, as we felt the asset class was, in general, undervalued. At the same time, we were underweight fixed income versus the Index, with a 24.5% exposure and had a 4.5% cash position. Please note, neutral Index weights for the Fund are 65% equities and 35% fixed income.

As the period progressed, we tactically shifted the Fund’s equity exposure given the evolving European sovereign debt crisis. Our equity position, which rose as high as 67.5% in early October, was reduced to 57.5% later that month, as we attempted to minimize risk in the face of increased market volatility. We generally maintained this equity allocation

3 Allocations include derivatives exposure.

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UBS U.S. Allocation Fund

until January 2012, and then began increasing this exposure as the economic environment backdrop improved. At the end of the period, the Fund’s equity exposure was 65%—neutral to that of the Index—given our belief that the US equity market was close to our estimate of fair value.

The Fund’s fixed income exposure remained underweight versus the Index throughout the reporting period. However, it fluctuated between 20% and 24.5%, and ended the period at 24%. We also maintained a neutral weighting to high yield bonds throughout the period versus the Index (roughly 5% of the portfolio), and ended the period with a cash position of 10%.

Overall, our asset allocation strategy detracted from relative results, as the Fund was underweight equities versus the Index when the equity market rallied toward the end of the reporting period.

Q.	Which equity strategies performed well during the reporting period, and which produced disappointing results?
A.	Stock selection contributed to performance during the reporting period, whereas sector positioning did not meaningfully impact results. In terms of stock selection, the Fund’s holdings in the health care, information technology and industrials sectors were the most beneficial for performance. This was partially offset by stock selection in the consumer discretionary, energy and consumer staples sectors.

Looking at individual stocks, the largest contributing names in the portfolio were Pharmasset, Inc., Skyworks Solutions, Inc. and Textron, Inc. Pharmasset is a biotechnology company that is focused on the development of nucleotide hepatitis C virus inhibitors taken orally rather than via the traditional injection method; the company’s positive drug trials increased conviction for this product. Pharmasset’s shares rose strongly after Gilead Sciences, Inc., the largest maker of HIV medicines, agreed to buy it at a substantial premium. The acquisition was completed in January 2012. Skyworks Solutions is a wireless semiconductor company. It has been a beneficiary of greater demand for high-end smartphones. Textron is a global industrial conglomerate

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UBS U.S. Allocation Fund

that provides innovative solutions to the defense, homeland security and aerospace communities. Its stock price moved sharply higher in January 2012, as the company provided earnings guidance for 2012 that exceeded analysts’ expectations.

On the downside, the largest detractors from the Fund’s performance were Ultra Petroleum Corp., Peabody Energy Corp. and Goldman Sachs Group, Inc. Ultra Petroleum is a leading independent energy company actively engaged in the exploration and production of oil and natural gas. It has suffered from weak natural gas prices due, in part, to the mild winter in the US. Peabody Energy Corp. is a leading coal company. Investor sentiment for Peabody Energy was poor given declining coal prices. We continue to own both Ultra Petroleum Corp. and Peabody Energy Corp., as we feel that natural gas and coal prices will recover as the economy continues to improve. Financial services company Goldman Sachs Group, Inc.’s stock price fell sharply given concerns regarding new financial regulations. We eliminated the Fund’s holding in the company during the reporting period.

From a sector positioning perspective, underweights to consumer staples, telecommunication services and utilities were the largest contributors to relative performance. Conversely, an overweight to health care, an underweight to information technology and an overweight to the energy sector were the largest detractors from relative results.

Q.	How did you manage the Fund’s fixed income exposure during the reporting period?
A.	Despite a weak start, the Fund’s spread sector (non-US Treasuries) exposure was positive for performance over the six-month period as a whole. In particular, an overweight to and security selection of commercial mortgage-backed securities (CMBS) enhanced the Fund’s relative performance. Demand for CMBS was generally solid as investors looked to generate incremental yield in the low interest rate environment. An allocation to investment grade corporate bonds was also beneficial given their solid results. Allocations to and security

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UBS U.S. Allocation Fund

selection of agency mortgage-backed securities and high yield bonds did not have a significant impact on relative results, nor did security selection of investment grade bonds.

During the review period, the Fund was positioned for a flattening of the yield curve. (The yield curve plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.) This was beneficial to performance, especially in September 2011, when the yield curve flattened following the Fed’s announcement of Operation Twist. Duration positioning did not meaningfully impact performance during the reporting period. (Duration measures the price sensitivity of a portfolio to interest rate changes.)

Certain derivative instruments, including interest rate futures, were used to facilitate specific duration and yield curve strategies. The results of these derivatives were positive for performance during the period. US Treasury futures, which were used to adjust the Fund’s duration positioning, did not significantly impact performance.

Q.	What is your outlook for the economy?
A.	The positive momentum in the US equity market continued through the first two months of 2012, as investors digested better-than-expected economic data and concerns over the European sovereign debt market waned. We expect to see a continuation of a modest economic recovery in the US and anticipate further slow improvement in the US labor market. As discussed, we ended the reporting period with neutral weights versus the Index in terms of the Fund’s equity and high yield allocations, while having an underweight in fixed income and a 6% allocation to cash. Within fixed income, we maintain our overweight to US investment grade corporate bonds as investor demand is generally robust given their desire to generate incremental yield in the low interest rate environment.

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UBS U.S. Allocation Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Curt Custard
President	Lead Portfolio Manager
UBS U.S. Allocation Fund	UBS U.S. Allocation Fund
Managing Director	Head of Asset Allocation
UBS Global Asset Management (Americas) Inc.	UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 29, 2012. The views and opinions in the letter were current as of April 16, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your Financial Advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS U.S. Allocation Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 02/29/12

		6 months	1 year	5 years	10 years

	Class A1	10.24%	5.38%	1.02%	3.64%

Before deducting maximum sales charge	Class B2	9.78	4.55	0.12	3.16	[5]

	Class C3	9.84	4.58	0.26	2.86

	Class Y4	10.39	5.66	1.35	3.99

	Class A1	4.18	(0.40)	(0.12)	3.05

After deducting maximum sales charge	Class B2	4.78	(0.45)	(0.26)	3.16	[5]

	Class C3	8.84	3.58	0.26	2.86

S&P 500 Index[6]		13.31	5.12	1.58	4.17

UBS U.S. Allocation Fund Index[7]		9.96	6.04	3.88	5.03

Lipper Flexible Portfolio Funds median		5.27	1.74	2.75	5.12

Most recent quarter-end returns

Average annual total returns for periods ended 03/31/12

		6 months	1 year	5 years	10 years

	Class A1	18.91%	7.74%	1.35%	3.46%

Before deducting maximum sales charge	Class C3	18.47	6.95	0.59	2.69

	Class Y4	19.11	8.06	1.70	3.82

After deducting maximum sales charge	Class A1	12.39	1.81	0.21	2.88

	Class C3	17.47	5.95	0.59	2.69

The annualized gross and net expense ratios, respectively, for each class of shares as in the December 29, 2011 prospectuses, were as follows: Class A—1.02% and 1.02%; Class B—1.81% and 1.81%; Class C—1.77% and 1.77%; and Class Y—0.73% and 0.73%.

Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Fund and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) have entered into a written agreement, separate from UBS Global AM’s investment advisory agreement with the Fund, whereby UBS Global AM has agreed to permanently reduce its management fee based on the Fund’s average daily net assets to the following rates: $0 to $250 million: 0.50%; in excess of $250 million up to $500 million: 0.45%; in excess of $500 million up to $2 billion: 0.40%; and over $2 billion: 0.35%. Effective December 29, 2011, UBS Global AM has contractually undertaken to waive fees/reimburse a portion of the fund’s expenses, when necessary, so that the ordinary total annual operating expenses of

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UBS U.S. Allocation Fund

Performance at a glance (unaudited) (continued)

each class through December 31, 2012 (excluding dividend expense, borrowing costs and interest expense relating to short sales, and investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.15% for Class A, 1.90% for Class C and 0.90% for Class Y.

[1]	Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.
[2]	Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees. On March 1, 2012, the Class B shares of the Fund were converted into Class A shares of the Fund and Class B shares were terminated effective immediately after such conversion.
[3]	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total return presented for the Class C shares shown above.
[4]	The Fund offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.
[5]	Assumes the conversion of Class B to Class A shares at the end of the sixth year.
[6]	The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees and expenses.
[7]	The UBS U.S. Allocation Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect the deduction of fees and expenses.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

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UBS U.S. Allocation Fund

Performance at a glance (unaudited) (concluded)

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for the period of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://globalam-us.ubs.com/corpweb/performance.do.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of a Lipper peer group.

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UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2011 to February 29, 2012.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses paid	Expense
		account value	account value	during period[1]	ratio
		September 1,	February 29,	09/01/11 to	during the
		2011	2012	02/29/12	period

Class A	Actual	$1,000.00	$1,102.40	$5.44	1.04%

	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,019.69	5.22	1.04

Class B	Actual	1,000.00	1,097.80	9.75	1.87

	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,015.56	9.37	1.87

Class C	Actual	1,000.00	1,098.40	9.34	1.79

	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,015.96	8.97	1.79

Class Y	Actual	1,000.00	1,103.90	3.92	0.75

	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,021.13	3.77	0.75

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

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UBS U.S. Allocation Fund

Portfolio statistics (unaudited)

Characteristics	02/29/12		08/31/11		02/28/11

Net assets (mm)	$278.6		$274.3		$313.6

Number of securities	557		523		542

Portfolio
composition[1]	02/29/12		08/31/11		02/28/11

Stocks	57.3%		71.7%		73.1%

Bonds	22.3		21.9		19.9

Investment company	3.8		4.0		4.0

Futures	0.0 [2]		0.0 [2]		(0.2)

Cash equivalents and other assets less liabilities	16.6		2.4		3.2

Total	100.0%		100.0%		100.0%

Top five equity
sectors[1]	02/29/12		08/31/11		02/28/11

Information technology	17.9%	Information technology	16.8%	Information technology	15.5%

Consumer discretionary	12.4	Consumer discretionary	13.8	Consumer discretionary	12.0

Health care	6.2	Health care	8.4	Financials	9.6

Energy	5.4	Industrials	7.2	Energy	8.9

Industrials	4.6	Consumer staples	6.5	Health care	8.9

Total	46.5%		52.7%		54.9%

[1]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[2]	Weighting represents less than 0.05% of the Fund’s net assets as of the dates indicated.

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UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (continued)

Top ten equity
securities[1]	02/29/12		08/31/11		02/28/11

Apple, Inc.	3.8%	Apple, Inc.	3.9%	Apple, Inc.	2.9%

Visa, Inc., Class A	1.6	Amazon.com, Inc.	2.2	Exxon Mobil Corp.	2.8

Amazon.com, Inc.	1.5	Visa, Inc., Class A	1.7	QUALCOMM, Inc.	1.5

Google, Inc., Class A	1.3	QUALCOMM, Inc.	1.5	Wells Fargo & Co.	1.5

Las Vegas Sands Corp.	1.2	Allergan, Inc.	1.3	Microsoft Corp.	1.5

Priceline.com, Inc.	1.1	Google, Inc., Class A	1.3	JPMorgan Chase & Co.	1.4

CVS Caremark Corp.	1.1	Las Vegas Sands Corp.	1.3	Amazon.com, Inc.	1.3

NetApp, Inc.	1.1	McDonald’s Corp.	1.2	Adobe Systems, Inc.	1.2

QUALCOMM, Inc.	1.1	EMC Corp.	1.1	Comcast Corp., Class A	1.2

Allergan, Inc.	1.1	Crown Castle International Corp.	1.1	AT&T, Inc.	1.2

Total	14.9%		16.6%		16.5%

Long-term fixed income sector allocation[1]	02/29/12	08/31/11	02/28/11

US government obligations	7.1%	7.9%	6.6%

Mortgage & agency debt securities	7.0	7.2	6.8

Corporate bonds	7.0	5.7	5.9

Commercial mortgage-backed securities	1.0	0.9	0.6

Collateralized mortgage obligations	0.1	0.1	—

Non-US government obligation	0.0 [2]	0.0 [2]	—

Total	22.2%	21.8%	19.9%

[1]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[2]	Weighting represents less than 0.05% of the Fund’s net assets as of the dates indicated.

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UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (concluded)

Top ten
fixed income
securities[1]	02/29/12		08/31/11		02/28/11

US Treasury Notes, 0.125%, due 12/31/13	2.8%	US Treasury Notes, 0.375%, due 06/30/13	2.5%	US Treasury Notes, 0.625%, due 01/31/13	2.2%

US Treasury Notes,		US Treasury Bonds,		US Treasury Notes,
0.250%, due 11/30/13	1.6	2.125%, due 08/15/21	1.9	2.000%, due 01/31/16	1.5

US Treasury Notes,		US Treasury Notes,		US Treasury Notes,
0.875%, due 01/31/17	0.9	1.500%, due 06/30/16	1.3	0.625%, due 12/31/12	1.4

FHLMC Certificates,		FNMA Certificates,		FNMA Certificates,
1.000%, due 03/08/17	0.7	1.625%, due 10/26/15	1.1	1.625%, due 10/26/15	0.9

FNMA Certificates,		US Treasury Bonds,		FNMA Certificates,
4.500%, TBA	0.7	4.375%, due 05/15/41	0.9	4.000%, TBA	0.9

US Treasury Notes,		US Treasury Notes,		US Treasury Notes,
2.000%, due 02/15/22	0.6	0.375%, due 07/31/13	0.8	2.625%, due 11/15/20	0.8

FNMA Certificates,		FHLMC Certificates,		FNMA Certificates,
4.000%, TBA	0.5	5.500%, due 05/01/37	0.5	5.000%, TBA	0.6

FHLMC Certificates,		FNMA Certificates,		FNMA Certificates,
5.500%, due 05/01/37	0.4	5.500%, TBA	0.5	4.500%, TBA	0.6

US Treasury Notes,		FNMA Certificates,		FHLMC Certificates,
2.000%, due 11/15/21	0.4	5.000%, TBA	0.5	5.000%, due 05/01/37	0.5

FHLMC Certificates,		FNMA Certificates,		US Treasury Bonds,
0.500%, due 04/17/15	0.4	0.875%, due 08/28/14	0.4	4.250%, due 11/15/40	0.5

Total	9.0%	Total	10.4%		9.9%

[1]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

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UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—57.33%

Aerospace & defense—0.86%

BE Aerospace, Inc.*	1,800	$82,512

General Dynamics Corp.	17,200	1,259,556

LMI Aerospace, Inc.*	2,600	52,910

Textron, Inc.	14,300	393,393

The Boeing Co.	8,200	614,590

		2,402,961

Air freight & logistics—0.40%

C.H. Robinson Worldwide, Inc.	15,900	1,052,103

Hub Group, Inc., Class A*	1,800	64,134

		1,116,237

Auto components—0.37%

Johnson Controls, Inc.	28,200	920,166

Tenneco, Inc.*	3,200	123,200

		1,043,366

Automobiles—0.38%

General Motors Co.*	40,500	1,053,810

Beverages—0.03%

The Boston Beer Co., Inc., Class A1,*	800	75,616

Biotechnology—1.10%

Acorda Therapeutics, Inc.*	17,400	455,184

Alexion Pharmaceuticals, Inc.*	3,200	267,936

Alnylam Pharmaceuticals, Inc.*	14,000	186,760

Amylin Pharmaceuticals, Inc.*	17,800	304,202

Biogen Idec, Inc.*	11,300	1,316,111

Gilead Sciences, Inc.*	11,900	541,450

		3,071,643

Building products—0.04%

A.O. Smith Corp.	2,200	99,352

Capital markets—0.56%

Golub Capital BDC, Inc.[1]	3,500	52,500

Invesco Ltd.	20,200	500,354

Morgan Stanley	50,400	934,416

PennantPark Investment Corp.	7,300	80,592

		1,567,862

16

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Chemicals—1.61%

Celanese Corp., Series A	10,800	$513,756

Cytec Industries, Inc.	1,200	71,352

FMC Corp.	11,400	1,128,258

The Dow Chemical Co.	22,500	753,975

The Sherwin-Williams Co.	19,700	2,032,055

		4,499,396

Commercial banks—0.74%

BBCN Bancorp, Inc.*	12,131	124,343

City National Corp.	1,300	61,100

East West Bancorp, Inc.	4,300	95,116

Prosperity Bancshares, Inc.	1,700	74,358

U.S. Bancorp	20,600	605,640

Wells Fargo & Co.	35,100	1,098,279

		2,058,836

Commercial services & supplies—0.05%

Innerworkings, Inc.1,*	7,500	85,500

Interface, Inc., Class A	5,500	67,375

		152,875

Communications equipment—2.00%

Aruba Networks, Inc.1,*	3,000	64,770

Finisar Corp.1,*	2,900	58,841

Juniper Networks, Inc.*	23,900	543,964

NETGEAR, Inc.*	1,800	67,626

Nortel Networks Corp.*	25,433	501

QUALCOMM, Inc.	48,000	2,984,640

Riverbed Technology, Inc.*	64,700	1,842,009

		5,562,351

Computers & peripherals—6.01%

Apple, Inc.*	19,600	10,631,824

EMC Corp.*	89,000	2,464,410

Hewlett-Packard Co.	25,400	642,874

NetApp, Inc.*	69,800	3,001,400

		16,740,508

17

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Construction & engineering—0.02%

MasTec, Inc.*	2,500	$43,975

Construction materials—0.14%

Martin Marietta Materials, Inc.[1]	4,600	395,002

Containers & packaging—0.16%

Rock-Tenn Co., Class A	6,500	458,185

Diversified consumer services—0.12%

Apollo Group, Inc., Class A*	6,400	272,896

Coinstar, Inc.1,*	900	52,407

		325,303

Diversified financial services—1.46%

Citigroup, Inc.	43,047	1,434,326

CME Group, Inc.	5,200	1,505,348

JPMorgan Chase & Co.	29,000	1,137,960

		4,077,634

Electric utilities—0.48%

Edison International	17,200	720,164

NextEra Energy, Inc.	9,100	541,541

Unisource Energy Corp.	2,000	73,580

		1,335,285

Electrical equipment—0.50%

Regal-Beloit Corp.	1,800	121,500

Roper Industries, Inc.	14,000	1,281,280

		1,402,780

Electronic equipment, instruments & components—0.05%

Badger Meter, Inc.	1,200	38,604

InvenSense, Inc.1,*	3,600	56,484

Rofin-Sinar Technologies, Inc.*	2,400	56,304

		151,392

Energy equipment & services—2.79%

Baker Hughes, Inc.	25,200	1,267,056

C&J Energy Services, Inc.1,*	3,900	79,248

Dril-Quip, Inc.*	600	41,994

Ensco PLC, ADR	12,000	699,600

FMC Technologies, Inc.*	34,100	1,719,663

18

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Energy equipment & services—(concluded)

McDermott International, Inc.*	75,600	$987,336

Noble Corp.*	22,700	912,086

North American Energy Partners, Inc.*	9,400	54,802

Schlumberger Ltd.	25,300	1,963,533

TETRA Technologies, Inc.*	4,300	39,087

		7,764,405

Food & staples retailing—1.33%

CVS Caremark Corp.	68,000	3,066,800

The Kroger Co.	26,500	630,435

		3,697,235

Food products—0.61%

Bunge Ltd.	8,800	592,416

Kraft Foods, Inc., Class A	29,100	1,107,837

		1,700,253

Health care equipment & supplies—0.87%

Baxter International, Inc.	8,700	505,731

CONMED Corp.*	2,200	65,648

Edwards Lifesciences Corp.*	11,700	855,621

Greatbatch, Inc.*	4,500	111,375

Hill-Rom Holdings, Inc.	1,700	57,749

ICU Medical, Inc.*	1,900	87,172

Integra LifeSciences Holdings Corp.*	2,100	66,360

Medtronic, Inc.	13,500	514,620

STERIS Corp.	2,500	78,450

The Cooper Cos., Inc.	1,100	87,428

		2,430,154

Health care providers & services—1.68%

Express Scripts, Inc.*	51,400	2,741,162

HCA Holdings, Inc.*	16,800	448,056

McKesson Corp.	5,500	459,305

Owens & Minor, Inc.	2,100	62,916

Patterson Cos., Inc.	1,700	54,264

PSS World Medical, Inc.*	3,500	84,805

19

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Health care providers & services—(concluded)

UnitedHealth Group, Inc.	14,800	$825,100

		4,675,608

Health care technology—0.01%

ePocrates, Inc.*	2,200	20,460

Hotels, restaurants & leisure—2.59%

Chipotle Mexican Grill, Inc.*	3,300	1,287,726

Las Vegas Sands Corp.*	62,500	3,475,625

McDonald’s Corp.	22,000	2,184,160

O’Charley’s, Inc.*	8,400	83,244

Vail Resorts, Inc.	2,400	101,040

WMS Industries, Inc.*	3,400	74,902

		7,206,697

Household products—0.33%

Central Garden and Pet Co., Class A*	13,100	125,367

Colgate-Palmolive Co.	7,800	726,804

Spectrum Brands Holdings, Inc.*	2,600	73,892

		926,063

Industrial conglomerates—0.89%

Danaher Corp.	46,900	2,477,727

Insurance—0.54%

ACE Ltd.	4,600	329,866

AFLAC, Inc.	11,800	557,550

MetLife, Inc.	13,700	528,135

Validus Holdings Ltd.	2,800	85,372

		1,500,923

Internet & catalog retail—2.68%

Amazon.com, Inc.*	23,800	4,276,622

Priceline.com, Inc.*	5,100	3,197,802

		7,474,424

Internet software & services—3.08%

Baidu, Inc., ADR*	18,200	2,487,940

Bazaarvoice, Inc.*	1,000	16,600

Digital River, Inc.*	1,900	33,535

Google, Inc., Class A*	5,800	3,585,850

20

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Internet software & services—(concluded)

MercadoLibre, Inc.	9,900	$963,369

SINA Corp.1,*	20,900	1,422,454

ValueClick, Inc.*	4,100	85,280

		8,595,028

IT services—2.86%

Fidelity National Information Services, Inc.	27,300	866,229

MasterCard, Inc., Class A	2,300	966,000

ServiceSource International, Inc.1,*	33,000	554,400

Teradata Corp.*	16,000	1,064,800

Visa, Inc., Class A	38,700	4,503,519

		7,954,948

Life sciences tools & services—1.13%

Agilent Technologies, Inc.*	57,500	2,508,150

Bio-Rad Laboratories, Inc., Class A*	4,300	438,256

Bruker Corp.*	11,800	189,154

		3,135,560

Machinery—0.75%

CIRCOR International, Inc.	1,500	49,665

Cummins, Inc.	7,000	843,990

Greenbrier Cos., Inc.*	2,200	55,616

Illinois Tool Works, Inc.	18,100	1,007,989

Kaydon Corp.	1,900	71,478

Nordson Corp.	1,100	60,467

Proto Labs, Inc.*	500	15,375

		2,104,580

Media—2.10%

Cinemark Holdings, Inc.	6,400	133,888

Comcast Corp., Class A	82,400	2,420,912

Discovery Communications, Inc., Class A*	30,000	1,399,500

ReachLocal, Inc.*	3,700	28,860

Time Warner, Inc.	33,200	1,235,372

Valassis Communications, Inc.1,*	3,600	89,928

Viacom, Inc., Class B	11,500	547,630

		5,856,090

21

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Metals & mining—0.02%

Compass Minerals International, Inc.	700	$50,435

Multiline retail—0.92%

Dollar General Corp.*	42,300	1,779,138

Kohl’s Corp.	15,900	789,912

		2,569,050

Oil, gas & consumable fuels—2.86%

Berry Petroleum Co., Class A	1,600	86,336

Cabot Oil & Gas Corp.	27,500	959,200

Concho Resources, Inc.*	14,000	1,495,760

CONSOL Energy, Inc.	20,400	730,728

EOG Resources, Inc.	17,100	1,947,006

EQT Corp.	13,900	736,978

Hess Corp.	14,700	954,324

Kodiak Oil & Gas Corp.1,*	7,100	68,799

Peabody Energy Corp.	12,100	422,048

Ultra Petroleum Corp.*	22,200	554,112

		7,955,291

Personal products—1.05%

The Estee Lauder Cos., Inc., Class A	49,800	2,915,292

Pharmaceuticals—2.36%

Allergan, Inc.	32,900	2,947,511

Hospira, Inc.*	12,600	448,812

Merck & Co., Inc.	20,909	798,096

Teva Pharmaceutical Industries Ltd., ADR	14,000	627,340

Watson Pharmaceuticals, Inc.*	30,200	1,761,264

		6,583,023

Real estate investment trusts—0.28%

American Capital Agency Corp.	11,700	359,307

Campus Crest Communities, Inc.	10,300	109,077

Hudson Pacific Properties, Inc.	4,900	74,921

LaSalle Hotel Properties	3,500	93,380

Mack-Cali Realty Corp.	2,100	60,060

Summit Hotel Properties, Inc.	8,300	76,443

		773,188

22

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(continued)

Road & rail—1.04%

Hertz Global Holdings, Inc.*	85,100	$1,216,930

Norfolk Southern Corp.	8,400	578,760

Union Pacific Corp.	10,000	1,102,500

		2,898,190

Semiconductors & semiconductor equipment—0.74%

Atmel Corp.*	54,600	552,006

Broadcom Corp., Class A*	13,300	494,095

Intersil Corp., Class A	33,900	383,748

ON Semiconductor Corp.*	3,400	30,838

Skyworks Solutions, Inc.*	22,600	609,522

		2,070,209

Software—2.28%

Adobe Systems, Inc.*	37,000	1,216,930

Cadence Design Systems, Inc.*	6,200	72,974

Guidewire Software, Inc.*	1,300	29,406

NICE Systems Ltd., ADR*	1,500	51,285

Nuance Communications, Inc.*	2,100	54,432

Oracle Corp.	34,000	995,180

RealPage, Inc.*	1,800	35,694

Salesforce.com, Inc.*	18,800	2,691,408

Solera Holdings, Inc.	1,100	52,800

SS&C Technologies Holdings, Inc.*	4,100	84,952

Symantec Corp.*	54,200	966,928

Tangoe, Inc.*	3,300	61,842

Websense, Inc.*	1,800	32,418

		6,346,249

Specialty retail—0.24%

Francesca’s Holdings Corp.*	2,600	59,670

GameStop Corp., Class A1	27,100	617,338

		677,008

Textiles, apparel & luxury goods—2.28%

Coach, Inc.	15,200	1,137,568

Liz Claiborne, Inc.*	7,700	75,306

23

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Shares	Value

Common stocks—(concluded)

Textiles, apparel & luxury goods—(concluded)

Movado Group, Inc.	3,900	$83,460

Nike, Inc., Class B	25,000	2,698,000

Ralph Lauren Corp.	13,500	2,345,355

		6,339,689

Thrifts & mortgage finance—0.03%

Brookline Bancorp, Inc.	8,900	81,702

Tobacco—0.55%

Philip Morris International, Inc.	18,200	1,520,064

Trading companies & distributors—0.06%

United Rentals, Inc.1,*	1,500	62,520

Watsco, Inc.	1,300	92,807

		155,327

Wireless telecommunication services—1.30%

Crown Castle International Corp.*	49,600	2,569,776

MetroPCS Communications, Inc.*	59,400	611,820

NII Holdings, Inc.*	24,600	439,848

		3,621,444

Total common stocks (cost—$142,209,055)		159,710,685

Preferred stock—0.00%

Consumer finance—0.00%

Ally Financial, Inc.[2,3] (cost—$98)	5	4,338

Investment company—3.80%

UBS Credit Bond Relationship Fund4,* (cost—$9,046,919)	671,919	10,577,618

	Number of
	warrants

Warrants—0.00%

Commercial banks—0.00%

CMP Susquehanna Radio Holdings Corp.,
expires 03/23/195,6,* (cost—$27)	2,665	27

24

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

US government obligations—7.07%

US Treasury Bonds
3.125%, due 11/15/41	$840,000	$846,956

3.750%, due 08/15/41	605,000	686,486

US Treasury Notes
0.125%, due 12/31/13	7,890,000	7,865,652

0.250%, due 11/30/13	4,465,000	4,462,209

0.250%, due 01/31/14	290,000	289,740

0.875%, due 01/31/17	2,625,000	2,627,462

1.875%, due 06/30/15	160,000	167,200

2.000%, due 11/15/21	1,045,000	1,050,225

2.000%, due 02/15/22	1,690,000	1,693,432

Total US government obligations (cost—$19,677,214)		19,689,362

Mortgage & agency debt securities—7.01%

Federal Home Loan Mortgage Corporation Certificates,**
0.500%, due 04/17/15	980,000	980,949

1.000%, due 03/08/17	2,020,000	2,014,407

4.000%, due 01/01/41	655,561	688,852

4.500%, due 06/01/41	123,048	130,802

5.000%, due 11/01/38	60,701	65,453

5.500%, due 05/01/37	1,113,232	1,228,084

5.500%, due 08/01/40	88,982	97,078

6.000%, due 10/01/36	172,448	191,260

6.500%, due 08/01/28	262,048	299,115

2.500%, TBA	450,000	458,437

3.500%, TBA	225,000	231,996

5.000%, TBA	150,000	161,484

Federal National Mortgage Association Certificates,**
4.000%, due 01/01/41	504,871	531,907

4.000%, due 02/01/41	192,350	202,710

4.000%, due 09/01/41	442,279	466,101

4.500%, due 02/01/39	176,657	188,340

4.500%, due 07/01/39	314,175	335,052

4.500%, due 04/01/41	377,365	402,441

4.500%, due 07/01/41	441,050	470,358

4.500%, due 09/01/41	432,497	461,237

25

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Mortgage & agency debt securities—(concluded)

Federal National Mortgage Association Certificates,** (concluded)
5.000%, due 09/01/39	$589,955	$645,368

5.000%, due 10/01/39	83,144	89,836

5.000%, due 05/01/40	103,891	112,253

5.000%, due 09/01/41	440,274	476,675

5.500%, due 08/01/39	368,698	404,750

6.000%, due 06/01/33	7,036	7,883

6.000%, due 08/01/37	232,562	257,866

7.000%, due 08/01/32	511,555	597,398

7.500%, due 02/01/33	8,616	10,299

2.500%, TBA	450,000	459,290

3.000%, TBA	450,000	451,969

3.500%, TBA	450,000	465,047

4.000%, TBA	1,350,000	1,420,453

4.500%, TBA	1,875,000	1,997,754

Government National Mortgage Association Certificates,
6.500%, due 10/15/28	5,137	5,993

Government National Mortgage Association Certificates I,
3.000%, TBA	450,000	455,625

Government National Mortgage Association Certificates II,
3.500%, due 12/20/26	643,825	690,631

4.000%, due 07/20/26	437,813	472,036

6.000%, due 11/20/28	2,397	2,702

6.000%, due 02/20/29	5,533	6,241

6.000%, due 02/20/34	782,776	880,924

Total mortgage & agency debt securities (cost—$18,981,620)		19,517,056

Collateralized mortgage obligations—0.12%

First Horizon Mortgage Pass-Through Trust,
Series 2004-FL1, Class 1A1,
0.514%, due 02/25/35[7]	146,473	123,609

Holmes Master Issuer PLC,
Series 2011-1A, Class A2,
1.917% due 10/15/54[2,7]	225,000	225,139

Total collateralized mortgage obligations (cost—$371,473)		348,748

26

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Commercial mortgage-backed securities—1.01%

Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM
5.791%, due 02/10/51[7]	$250,000	$251,049

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4,
5.719%, due 09/11/38[7]	300,000	342,645

Commercial Mortgage Loan Trust,
Series 2008-LS1, Class AM
6.004%, due 12/10/49[7]	275,000	267,458

FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	281,910	293,639

Fosse Master Issuer PLC,
Series 2011-1A, Class A2
1.965%, due 10/18/54[2,7]	250,000	250,600

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	375,000	416,325

Series 2007-GG9, Class AM,
5.475%, due 03/10/39	250,000	246,829

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM
5.464%, due 12/12/43	275,000	274,850

Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class B
5.240%, due 09/15/37	100,000	99,925

Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.788%, due 08/12/45[2,7]	350,000	362,356

Total commercial mortgage-backed securities (cost—$2,580,584)		2,805,676

Corporate bonds—7.02%

Aerospace & defense—0.01%

BE Aerospace, Inc.
6.875%, due 10/01/20	30,000	33,450

Airlines—0.02%

AMGH Merger Sub, Inc.
9.250%, due 11/01/18[2]	25,000	27,031

27

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Airlines—(concluded)

Delta Air Lines, Inc.
12.250%, due 03/15/15[2,8]	$30,000	$32,325

		59,356

Automobile OEM—0.06%

Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[1]	80,000	80,600

Ford Motor Co.
7.450%, due 07/16/31[1]	75,000	96,281

		176,881

Automotive parts—0.04%

Meritor, Inc.
10.625%, due 03/15/18	30,000	31,500

Navistar International Corp.
8.250%, due 11/01/21	23,000	25,156

The Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	42,000	45,991

		102,647

Banking-non-US—0.26%

Eksportfinans ASA
3.000%, due 11/17/14	45,000	42,360

HBOS Capital Funding LP
6.071%, due 06/30/14[2,7,9]	65,000	46,150

HSBC Holdings PLC
4.875%, due 01/14/22	575,000	623,029

NB Capital Trust II
7.830%, due 12/15/26	25,000	24,719

		736,258

Banking-US—0.65%

Bank of America Corp.
5.700%, due 01/24/22	175,000	185,476

BankAmerica Capital II
8.000%, due 12/15/26	25,000	25,094

CIT Group, Inc.
4.750%, due 02/15/15[2]	110,000	111,650

5.500%, due 02/15/19[2]	80,000	81,700

7.000%, due 05/01/17	90,000	90,000

28

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Banking-US—(concluded)

Citigroup, Inc.
6.125%, due 05/15/18	$150,000	$167,544

JPMorgan Chase & Co.
5.400%, due 01/06/42	250,000	270,209

Morgan Stanley MTN
6.625%, due 04/01/18	190,000	201,451

Regions Financial Corp.
5.750%, due 06/15/15	50,000	51,097

The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	230,000	240,083

Washington Mutual, Inc.
5.500%, due 01/15/13[10]	585,000	877

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	347,439

Zions Bancorp.
5.500%, due 11/16/15	30,000	30,281

		1,802,901

Beverage/bottling—0.06%

Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15	85,000	92,624

Constellation Brands, Inc.
8.375%, due 12/15/14	60,000	68,100

		160,724

Building materials—0.02%

Hanson Ltd.
6.125%, due 08/15/16	40,000	41,900

Business services/office equipment—0.05%

Harland Clarke Holdings
9.500%, due 05/15/15	45,000	35,438

West Corp.
7.875%, due 01/15/19	45,000	48,656

11.000%, due 10/15/16[1]	50,000	53,062

		137,156

Chemicals—0.28%

Ashland, Inc.
9.125%, due 06/01/17	40,000	44,900

29

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Chemicals—(concluded)

Celanese US Holdings LLC
5.875%, due 06/15/21	$50,000	$54,500

6.625%, due 10/15/18	25,000	27,375

CF Industries, Inc.
7.125%, due 05/01/20	145,000	177,625

Georgia Gulf Corp.
9.000%, due 01/15/17[1,2]	40,000	44,700

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	25,000	25,875

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	15,000	13,688

Momentive Performance Materials, Inc.
9.000%, due 01/15/21	25,000	23,062

The Dow Chemical Co.
4.125%, due 11/15/21	350,000	372,474

		784,199

Coal—0.03%

Arch Coal, Inc.
8.750%, due 08/01/16	25,000	27,500

Patriot Coal Corp.
8.250%, due 04/30/18	50,000	45,000

		72,500

Commercial services—0.03%

DynCorp International, Inc.
10.375%, due 07/01/17[1]	20,000	17,700

Interactive Data Corp.
10.250%, due 08/01/18	5,000	5,550

SunGard Data Systems, Inc.
10.625%, due 05/15/15	53,000	56,180

		79,430

Consumer products-non durables—0.06%

Toys R US Property Co. II LLC
8.500%, due 12/01/17	75,000	79,313

Tupperware Brands Corp.
4.750%, due 06/01/21	90,000	92,868

		172,181

30

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Consumer services—0.02%

Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	$20,000	$21,800

Dell, Inc.
5.400%, due 09/10/40	35,000	38,933

		60,733

Distribution/wholesale—0.02%

McJunkin Red Man Corp.
9.500%, due 12/15/16	60,000	64,500

Diversified manufacturing—0.05%

Bombardier, Inc.
7.500%, due 03/15/18[2]	20,000	22,750

7.750%, due 03/15/20[2]	25,000	29,000

SPX Corp.
7.625%, due 12/15/14	65,000	72,963

The Goodyear Tire & Rubber Co.
7.000%, due 05/15/22	20,000	20,250

		144,963

Electric-generation—0.17%

Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16[2]	50,000	54,375

Calpine Corp.
7.875%, due 07/31/20[2]	125,000	138,125

GenOn Energy, Inc.
9.500%, due 10/15/18[1]	100,000	95,500

NRG Energy, Inc.
7.625%, due 05/15/19	50,000	49,500

8.500%, due 06/15/19	15,000	15,337

The AES Corp.
8.000%, due 06/01/20	100,000	117,250

		470,087

Electric-integrated—0.10%

DPL, Inc.
7.250%, due 10/15/21[2]	60,000	68,400

E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	92,410

31

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Electric-integrated—(concluded)

Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	$80,000	$97,936

Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[8]	75,000	20,250

		278,996

Electronics—0.07%

Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	25,000	27,500

10.750%, due 08/01/20[1]	60,000	66,300

KEMET Corp.
10.500%, due 05/01/18	25,000	27,250

Sanmina-SCI Corp.
7.000%, due 05/15/19[1,2]	50,000	51,250

8.125%, due 03/01/16[1]	12,000	12,420

		184,720

Energy-exploration & production—0.37%

Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	100,000	95,500

Apache Corp.
5.250%, due 02/01/42	80,000	95,582

Berry Petroleum Co.
6.750%, due 11/01/20	50,000	53,375

Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[2]	50,000	48,750

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	28,500

9.750%, due 03/01/16	75,000	83,719

Devon Energy Corp.
5.600%, due 07/15/41	50,000	59,639

Forest Oil Corp.
7.250%, due 06/15/19[1]	75,000	75,563

8.500%, due 02/15/14	30,000	32,550

Helix Energy Solutions
9.500%, due 01/15/16[2]	100,000	105,000

32

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Energy-exploration & production—(concluded)

Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	$25,000	$27,250

8.000%, due 02/15/20[2]	20,000	22,000

Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	50,000	53,750

Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	48,000

11.750%, due 01/01/16	30,000	31,950

Range Resources Corp.
5.750%, due 06/01/21	25,000	26,750

7.250%, due 05/01/18	25,000	26,813

SandRidge Energy, Inc.
8.750%, due 01/15/20[1]	45,000	47,925

9.875%, due 05/15/16	45,000	49,050

Swift Energy Co.
7.875%, due 03/01/22[2]	25,000	26,125

		1,037,791

Energy-independent—0.10%

Chesapeake Energy Corp.
9.500%, due 02/15/15	115,000	132,250

Comstock Resources, Inc.
8.375%, due 10/15/17	5,000	4,863

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	33,525

Gulfmark Offshore, Inc.
7.750%, due 07/15/14[8]	40,000	40,300

Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	78,562

		289,500

Energy-integrated—0.10%

ConocoPhillips
6.500%, due 02/01/39	200,000	282,681

Energy-oilfield services—0.04%

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	36,444

33

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Energy-oilfield services—(concluded)

Expro Finance Luxembourg SCA
8.500%, due 12/15/16[2]	$75,000	$67,312

		103,756

Energy-refining & marketing—0.07%

Tesoro Corp.
9.750%, due 06/01/19[1]	55,000	62,563

Valero Energy Corp.
6.625%, due 06/15/37	110,000	124,618

		187,181

Entertainment—0.05%

AMC Entertainment, Inc.
8.750%, due 06/01/19	40,000	41,700

WMG Acquisition Corp.
9.500%, due 06/15/16	100,000	110,500

		152,200

Environmental—0.01%

Casella Waste Systems, Inc.
11.000%, due 07/15/14	25,000	27,094

Finance-captive automotive—0.01%

AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	35,000	36,050

Finance-noncaptive consumer—0.01%

Residential Capital LLC
9.625%, due 05/15/15	25,000	21,063

Finance-noncaptive diversified—0.09%

Ally Financial, Inc.
6.750%, due 12/01/14	100,000	105,625

8.300%, due 02/12/15	65,000	71,825

E*Trade Financial Corp.
12.500%, due 11/30/17	63,000	73,395

		250,845

Finance-other—0.41%

Caterpillar Financial Services Corp. MTN
1.125%, due 12/15/14	345,000	348,254

Ford Motor Credit Co. LLC
12.000%, due 05/15/15	135,000	169,755

34

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Finance-other—(concluded)

FTI Consulting, Inc.
6.750%, due 10/01/20	$25,000	$27,031

General Electric Capital Corp.
2.950%, due 05/09/16	135,000	141,191

General Electric Capital Corp. MTN
3.350%, due 10/17/16	125,000	133,345

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	25,000	26,500

International Lease Finance Corp.
7.125%, due 09/01/18[2]	100,000	112,000

8.625%, due 09/15/15[8]	105,000	116,550

SquareTwo Financial Corp.
11.625%, due 04/01/17	75,000	73,406

		1,148,032

Food—0.08%

Michael Foods, Inc.
9.750%, due 07/15/18	50,000	54,750

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, due 04/01/17[1]	55,000	58,128

Smithfield Foods, Inc.
10.000%, due 07/15/14	22,000	25,795

Tyson Foods, Inc.
10.500%, due 03/01/14	35,000	40,775

Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	42,000

		221,448

Food-wholesale—0.04%

ARAMARK Corp.
8.500%, due 02/01/15	85,000	87,232

US Foodservice
8.500%, due 06/30/19[1,2]	25,000	25,125

		112,357

Gaming—0.20%

Boyd Gaming Corp.
9.125%, due 12/01/18	50,000	51,875

35

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Gaming—(concluded)

Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[1]	$75,000	$58,500

10.000%, due 12/15/15	35,000	32,200

11.250%, due 06/01/17	55,000	60,225

Marina District Finance Co., Inc.
9.500%, due 10/15/15[1]	45,000	43,312

MGM Resorts International
10.000%, due 11/01/16[1]	85,000	93,712

11.125%, due 11/15/17	35,000	39,813

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2]	75,000	51,375

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[2]	40,000	38,700

Yonkers Racing Corp.
11.375%, due 07/15/16[2]	80,000	86,700

		556,412

Gas distributors—0.05%

Ferrellgas Partners LP
8.625%, due 06/15/20	26,000	24,050

9.125%, due 10/01/17	20,000	21,200

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	110,000	105,600

		150,850

Gas pipelines—0.28%

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
8.750%, due 06/15/18[2]	25,000	26,625

Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	86,800

Energy Transfer Partners LP
7.500%, due 07/01/38	75,000	87,979

Kinder Morgan Energy Partners LP
6.500%, due 09/01/39	150,000	170,390

NuStar Logistics LP
7.650%, due 04/15/18	140,000	164,509

36

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Gas pipelines—(concluded)

Sonat, Inc.
7.000%, due 02/01/18	$150,000	$159,074

Trans-Canada Pipelines Ltd.
7.625%, due 01/15/39	60,000	88,656

		784,033

Health care—0.26%

Capella Healthcare, Inc.
9.250%, due 07/01/17	10,000	10,325

Carriage Services, Inc.
7.875%, due 01/15/15	20,000	20,200

CHS/Community Health Systems, Inc.
8.000%, due 11/15/19[1,2]	25,000	26,563

8.875%, due 07/15/15[1]	31,000	32,472

ExamWorks Group, Inc.
9.000%, due 07/15/19[2]	70,000	68,250

HCA, Inc.
5.875%, due 03/15/22	25,000	25,625

7.500%, due 02/15/22	100,000	108,250

8.500%, due 04/15/19	25,000	28,000

Multiplan, Inc.
9.875%, due 09/01/18[2]	125,000	135,859

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14	40,000	43,600

Tenet Healthcare Corp.
6.875%, due 11/15/31	50,000	43,125

UnitedHealth Group, Inc.
5.800%, due 03/15/36	150,000	181,407

US Oncology, Inc., Escrow
(related to 9.125% bonds, due 08/15/17)[11]	30,000	450

		724,126

Home construction—0.01%

Standard Pacific Corp.
10.750%, due 09/15/16	25,000	28,719

Toll Brothers Finance Corp.
8.910%, due 10/15/17[1]	10,000	12,180

		40,899

37

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Housewares—0.01%

Libbey Glass, Inc.
10.000%, due 02/15/15	$23,000	$24,696

Industrial-other—0.03%

Belden, Inc.
9.250%, due 06/15/19	20,000	21,600

Iron Mountain, Inc.
8.000%, due 06/15/20	40,000	42,700

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	32,325

		96,625

Insurance-life—0.08%

New York Life Global Funding
1.650%, due 05/15/17[2]	125,000	124,846

Prudential Financial, Inc. MTN, Series D
6.100%, due 06/15/17	85,000	98,556

		223,402

Insurance-multiline—0.04%

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[2,7]	60,000	45,000

Lincoln National Corp.
7.000%, due 05/17/66[7]	20,000	19,100

Prudential Financial, Inc. MTN
6.625%, due 12/01/37	45,000	53,805

		117,905

Insurance-personal & casualty—0.06%

Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	25,000	24,375

10.750%, due 06/15/58[2,7]	70,000	91,350

XL Group PLC, Series E
6.500%, due 04/15/17[7,9]	50,000	42,375

		158,100

Internet software & services—0.03%

Equinix, Inc.
8.125%, due 03/01/18	75,000	83,719

38

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Investments & miscellaneous financial services—0.03%

Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[8]	$63,000	$69,615

Leisure—0.02%

Brunswick Corp.
11.250%, due 11/01/16[2]	15,000	17,475

Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	40,000	40,300

		57,775

Lodging—0.07%

Diamond Resorts Corp.
12.000%, due 08/15/18	125,000	131,875

Felcor Lodging LP
6.750%, due 06/01/19	25,000	25,562

Host Hotels & Resorts LP
9.000%, due 05/15/17	40,000	44,400

		201,837

Machinery-agriculture & construction—0.07%

Case New Holland, Inc.
7.875%, due 12/01/17	55,000	64,625

Caterpillar, Inc.
3.900%, due 05/27/21	115,000	127,421

		192,046

Media-broadcast/outdoor—0.04%

Clear Channel Communications, Inc.
10.750%, due 08/01/16	85,000	69,275

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	26,750

XM Satellite Radio, Inc.
13.000%, due 08/01/13[2]	25,000	28,469

		124,494

Media-cable—0.16%

Cablevision Systems Corp.
8.625%, due 09/15/17	90,000	101,475

CSC Holdings LLC
8.625%, due 02/15/19	25,000	29,500

39

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Media-cable—(concluded)

DISH DBS Corp.
7.750%, due 05/31/15	$50,000	$56,563

7.875%, due 09/01/19	120,000	141,000

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	122,899

		451,437

Media-diversified—0.02%

Entravision Communications Corp.
8.750%, due 08/01/17	50,000	52,875

Media-non cable—0.06%

Gannett Co., Inc.
8.750%, due 11/15/14	25,000	28,125

Intelsat Jackson Holdings SA
7.250%, due 10/15/20	75,000	78,937

LIN Television Corp.
8.375%, due 04/15/18	25,000	26,437

Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	13,000	15,113

Sinclair Television Group
9.250%, due 11/01/17[2]	20,000	22,350

		170,962

Media-publishing—0.03%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[1,2,8]	40,000	34,200

The McClatchy Co.
11.500%, due 02/15/17	35,000	37,538

		71,738

Media-services—0.01%

Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18	25,000	27,813

Metals & mining—0.31%

CONSOL Energy, Inc.
8.000%, due 04/01/17	45,000	48,938

Mirabela Nickel Ltd.
8.750%, due 04/15/18[1,2]	60,000	51,900

40

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Metals & mining—(concluded)

Murray Energy Corp.
10.250%, due 10/15/15[2]	$125,000	$127,500

Novelis, Inc.
8.375%, due 12/15/17	50,000	54,750

Peabody Energy Corp.
7.375%, due 11/01/16	50,000	56,500

Ryerson, Inc.
12.000%, due 11/01/15[8]	105,000	108,150

Teck Resources Ltd.
6.250%, due 07/15/41	125,000	143,766

Tube City IMS Corp.
9.750%, due 02/01/15	50,000	51,312

Vale Overseas Ltd.
4.375%, due 01/11/22	55,000	56,994

4.625%, due 09/15/20	45,000	48,166

6.875%, due 11/21/36	90,000	110,365

		858,341

Metals/mining excluding steel—0.03%

FMG Resources (August 2006) Pty Ltd.
7.000%, due 11/01/15[2]	75,000	79,313

Oil & gas—0.06%

BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[2]	50,000	52,375

Noble Holding International Ltd.
2.500%, due 03/15/17	110,000	111,062

		163,437

Packaging & containers—0.07%

Berry Plastics Corp.
8.250%, due 11/15/15	30,000	32,250

Graphic Packaging International, Inc.
9.500%, due 06/15/17	5,000	5,562

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	100,000	113,250

Sealed Air Corp.
8.375%, due 09/15/21[2]	40,000	45,800

		196,862

41

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Paper & forest products—0.06%

Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	$15,000	$16,500

Georgia-Pacific LLC
8.250%, due 05/01/16[2]	50,000	55,391

8.875%, due 05/15/31	35,000	48,466

Mercer International, Inc.
9.500%, due 12/01/17	35,000	36,575

		156,932

Pharmaceuticals—0.14%

Aristotle Holding, Inc.
6.125%, due 11/15/41[2]	75,000	84,418

Mylan, Inc.
7.625%, due 07/15/17[2]	50,000	55,344

Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	100,000	103,478

Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	25,000	26,084

Valeant Pharmaceuticals International
7.000%, due 10/01/20[2]	75,000	76,031

Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
7.750%, due 09/15/18	30,000	31,800

		377,155

Railroads—0.08%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	111,042

Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	51,538

Union Pacific Corp.
5.780%, due 07/15/40	55,000	68,452

		231,032

Real estate investment trusts—0.09%

CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	57,750

Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	84,152

42

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Real estate investment trusts—(concluded)

DuPont Fabros Technology LP
8.500%, due 12/15/17	$75,000	$82,875

ERP Operating LP
4.750%, due 07/15/20	35,000	37,551

		262,328

Retail-department—0.06%

JC Penney Corp., Inc.
7.125%, due 11/15/23	60,000	63,000

Lowe’s Cos., Inc.
5.125%, due 11/15/41	50,000	57,198

Macy’s Retail Holdings, Inc.
6.375%, due 03/15/37	35,000	41,368

		161,566

Retail-restaurants—0.02%

Landry’s Restaurants, Inc.
11.625%, due 12/01/15[1]	55,000	60,088

Retail-specialty—0.21%

Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	30,000	30,787

Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	76,825

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	53,775

Michaels Stores, Inc.
7.750%, due 11/01/18[1]	25,000	26,438

11.375%, due 11/01/16[1]	50,000	52,995

Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,2]	60,000	66,000

QVC, Inc.
7.125%, due 04/15/17[2]	20,000	21,500

7.500%, due 10/01/19[2]	75,000	83,250

Rite Aid Corp.
10.375%, due 07/15/16	60,000	63,975

SUPERVALU, Inc.
8.000%, due 05/01/16[1]	35,000	36,356

43

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Retail-specialty—(concluded)

YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[12]	$75,000	$72,656

		584,557

Software/services—0.02%

MedAssets, Inc.
8.000%, due 11/15/18	50,000	53,625

Steel producers/products—0.06%

AK Steel Corp.
7.625%, due 05/15/20[1]	50,000	50,313

Severstal Columbus LLC
10.250%, due 02/15/18	50,000	54,875

US Steel Corp.
7.375%, due 04/01/20[1]	50,000	52,125

		157,313

Support-services—0.03%

Iron Mountain, Inc.
8.375%, due 08/15/21	70,000	77,788

Technology-hardware—0.05%

CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17	50,000	54,500

Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	29,750

Seagate HDD Cayman
7.750%, due 12/15/18	50,000	56,250

		140,500

Technology-software—0.05%

Eagle Parent, Inc.
8.625%, due 05/01/19[2]	5,000	5,175

First Data Corp.
9.875%, due 09/24/15[1]	75,000	76,312

11.250%, due 03/31/16	25,000	23,688

Unisys Corp.
12.750%, due 10/15/14[2]	25,000	28,063

		133,238

44

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(continued)

Telecom-satellite—0.03%

Intelsat Bermuda Ltd.
11.250%, due 02/04/17	$75,000	$77,344

Telecom-wireless—0.15%

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[2]	25,000	24,312

Cricket Communications, Inc.
7.750%, due 05/15/16	50,000	53,250

10.000%, due 07/15/15	50,000	52,875

Nextel Communications, Inc.
7.375%, due 08/01/15	50,000	49,375

SBA Telecommunications, Inc.
8.250%, due 08/15/19	75,000	82,500

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, due 04/30/18[2]	100,000	108,750

Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	40,000	41,000

		412,062

Telecom-wirelines—0.10%

BellSouth Corp.
6.875%, due 10/15/31	65,000	79,819

PAETEC Holding Corp.
9.875%, due 12/01/18	65,000	72,800

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	121,896

		274,515

Telephone-integrated—0.24%

AT&T, Inc.
1.600%, due 02/15/17	185,000	185,218

Frontier Communications Corp.
7.875%, due 04/15/15	30,000	32,175

8.250%, due 04/15/17[1]	115,000	124,200

Level 3 Financing, Inc.
8.625%, due 07/15/20[2]	25,000	26,688

10.000%, due 02/01/18	50,000	55,125

45

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Corporate bonds—(concluded)

Telephone-integrated—(concluded)

Sprint Nextel Corp.
6.000%, due 12/01/16	$50,000	$45,500

8.375%, due 08/15/17	75,000	73,500

9.000%, due 11/15/18[2]	25,000	27,875

9.125%, due 03/01/17[2]	25,000	25,125

Videotron Ltee
5.000%, due 07/15/22[2]	25,000	25,000

Virgin Media Secured Finance PLC
6.500%, due 01/15/18	50,000	54,500

		674,906

Textile/apparel—0.01%

Quiksilver, Inc.
6.875%, due 04/15/15	25,000	25,063

Theaters & entertainment—0.00%

Production Resource Group, Inc.
8.875%, due 05/01/19[2]	15,000	13,088

Tobacco—0.11%

Altria Group, Inc.
9.950%, due 11/10/38	60,000	93,789

Philip Morris International, Inc.
4.375%, due 11/15/41	200,000	206,519

		300,308

Transportation services—0.10%

ERAC USA Finance Co.
7.000%, due 10/15/37[2]	115,000	137,072

Marquette Transportation Co./Marquette
Transportation Finance Corp.
10.875%, due 01/15/17	50,000	52,250

Navios Maritime Acquisition Corp./Navios
Acquisition Finance US, Inc.
8.625%, due 11/01/17	75,000	62,437

Navios Maritime Holdings, Inc./Navios
Maritime Finance US, Inc.
8.875%, due 11/01/17	30,000	29,700

		281,459

Total corporate bonds (cost—$18,935,518)		19,567,759

46

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

	Face
	amount	Value

Non-US government obligation—0.04%

Colombia Government International Bond
4.375%, due 07/12/21 (cost—$99,620)	$100,000	$108,250

Repurchase agreement—18.29%

Repurchase agreement dated 02/29/12 with State
Street Bank & Trust Co., 0.010% due 03/01/12,
collateralized by $51,859,152 Federal Home
Loan Bank obligations, 0.255% due 07/20/12;
(value—$51,965,152); proceeds: $50,946,014
(cost—$50,946,000)	50,946,000	50,946,000

	Shares

Investment of cash collateral from securities loaned—2.00%

Money market fund—2.00%

UBS Private Money Market Fund LLC[4]
(cost—$5,559,859)	5,559,859	5,559,859

Total investments (cost—$268,407,987)—103.69%		288,835,378

Liabilities in excess of other assets—(3.69)%		(10,281,277)

Net assets—100.00%		$278,554,101

For a listing of defined acronyms that are used throughout the Portfolio of investments, please refer to page 51.

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,405,184

Gross unrealized depreciation	(3,977,793)

Net unrealized appreciation	$20,427,391

47

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

Futures contracts

					Unrealized
Number of		Expiration		Current	appreciation
contracts		date	Cost	value	(depreciation)

US Treasury futures buy contracts:
34	Ultra Long-Term US Treasury Bond Futures	June 2012	$ 5,337,789	$ 5,346,500	$8,711

Index futures buy contracts:
276	S&P 500 E-Mini Index Futures	March 2012	18,595,992	18,828,720	232,728

			$23,933,781	$24,175,220	$241,439

			Proceeds

US Treasury futures sell contracts:
82	US Treasury Note 10 Year Futures	June 2012	$10,734,976	$10,738,156	$(3,180)

					$238,259

48

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$159,710,685	$—	$—	$159,710,685

Preferred stock	—	4,338	—	4,338

Investment company	—	10,577,618	—	10,577,618

Warrants	—	—	27	27

US government obligations	—	19,689,362	—	19,689,362

Mortgage & agency debt securities	—	19,517,056	—	19,517,056

Collateralized mortgage obligations	—	348,748	—	348,748

Commercial mortgage-backed securities	—	2,805,676	—	2,805,676

Corporate bonds	—	19,567,759	—	19,567,759

Non-US government obligation	—	108,250	—	108,250

Repurchase agreement	—	50,946,000	—	50,946,000

Investment of cash collateral from securities loaned	—	5,559,859	—	5,559,859

Futures contracts, net	238,259	—	—	238,259

Total	$159,948,944	$129,124,666	$27	$289,073,637

49

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six months ended February 29, 2012:

	Preferred
	stock	Warrants	Total

Beginning balance	$23	$27	$50

Purchases	—	—	—

Sales	(23,320)	—	(23,320)

Accrued discounts/(premiums)	—	—	—

Total realized gain/(loss)	23,297	—	23,297

Net change in unrealized appreciation/depreciation	—	—	—

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Ending balance	$—	$27	$27

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at February 29, 2012 was $0.

Issuer breakdown by country or territory of origin

Percentage of
total investments

United States	95.6%

Cayman Islands	1.5

United Kingdom	0.7

Switzerland	0.4

Bermuda	0.4

Canada	0.4

Panama	0.3

Israel	0.2

Curacao	0.1

Luxembourg	0.1

Ireland	0.1

Australia	0.1

Colombia	0.1

Total	100.0%

50

UBS U.S. Allocation Fund
Portfolio of investments—February 29, 2012 (unaudited)

*	Non-income producing security.
**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Security, or portion thereof, was on loan at February 29, 2012.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.63% of net assets as of February 29, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Cumulative preferred stock. The next call date is 4/12/12.
[4]	Investment in affiliated investment company. See notes to financial statements for additional information.
[5]	Illiquid security representing less than 0.005% of net assets as of February 29, 2012.
[6]	Security is being fair valued by a valuation committee under the direction of the board of trustees.
[7]	Variable or floating rate security. The interest rate shown is the current rate as of February 29, 2012 and changes periodically.
[8]	Step bond that converts to the noted fixed rate at a designated future date.
[9]	Perpetual bond security. The maturity date reflects the next call date.
[10]	Bond interest in default.
[11]	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.
[12]	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

Fund acronyms
ADR	American Depositary Receipt
BDC	Business Development Company
FDIC	Federal Deposit Insurance Corporation
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
OJSC	Open Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See accompanying notes to financial statements	51

UBS U.S. Allocation Fund
Statement of assets and liabilities February 29, 2012 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost—$202,855,209)[1]	$221,751,901

Investments in affiliated securities, at value (cost—$14,606,778)	16,137,477

Repurchase agreement, at value (cost—$50,946,000)	50,946,000

Total investments in securities, at value (cost—$268,407,987)	$288,835,378

Cash	153

Receivable for investments sold	7,753,742

Receivable for shares of beneficial interest sold	820

Receivable for dividends and interest	550,552

Receivable for variation margin	239,067

Due from broker	1,046,530

Receivable for foreign tax reclaims	1,620

Other assets	26,397

Total assets	298,454,259

Liabilities:
Payable for investments purchased	13,442,013

Payable for cash collateral from securities loaned	5,559,859

Payable for shares of beneficial interest repurchased	491,480

Payable to affiliates	204,732

Payable for foreign withholding taxes	934

Accrued expenses and other liabilities	201,140

Total liabilities	19,900,158

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	373,507,425

Accumulated undistributed net investment income	598,336

Accumulated net realized loss	(116,217,310)

Net unrealized appreciation	20,665,650

Net assets	$278,554,101

[1]	Includes $5,350,915 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

52	See accompanying notes to financial statements

UBS U.S. Allocation Fund
Statement of assets and liabilities February 29, 2012 (unaudited) (concluded)

Class A
Net assets	$181,867,667

Shares outstanding	6,100,842

Net asset value per share	$29.81

Maximum offering price per share (net asset
value plus maximum sales charge of 5.50%)	$31.54

Class B
Net assets	$1,154,370

Shares outstanding	38,373

Net asset value and offering price per share	$30.08

Class C
Net assets	$75,593,388

Shares outstanding	2,571,363

Net asset value and offering price per share	$29.40

Class Y
Net assets	$19,938,676

Shares outstanding	660,779

Net asset value and offering price per share	$30.17

See accompanying notes to financial statements	53

UBS U.S. Allocation Fund
Statement of operations

For the six
months ended
February 29, 2012
(unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,737)	$1,125,110

Interest (net of foreign withholding taxes of $231)	1,096,129

Securities lending income (includes $502 earned from an affiliated entity)	11,836

2,233,075

Expenses:
Investment management and administration fees	661,449

Service fees—Class A	217,106

Service and distribution fees—Class B	6,896

Service and distribution fees—Class C	362,058

Transfer agency and related services fees—Class A	102,710

Transfer agency and related services fees—Class B	1,433

Transfer agency and related services fees—Class C	45,081

Transfer agency and related services fees—Class Y	7,773

Professional fees	75,640

Reports and notices to shareholders	55,247

Custody and accounting fees	47,232

State registration fees	26,481

Trustees’ fees	8,275

Insurance fees	2,377

Other expenses	16,719

Total expenses	1,636,477

Net investment income	596,598

Net realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
Investments in unaffiliated issuers	8,861,703

Investments in affiliated issuers	104,745

Futures	(1,629,864)

Net realized gain	7,336,584

Net change in unrealized appreciation/depreciation of:
Investments in unaffiliated issuers	17,488,961

Investments in affiliated issuers	421,614

Futures	117,483

Net change in unrealized appreciation/depreciation	18,028,058

Net realized and unrealized gain from investment activities	25,364,642

Net increase in net assets resulting from operations	$25,961,240

54	See accompanying notes to financial statements

UBS U.S. Allocation Fund
Statement of changes in net assets

	For the six
	months ended	For the
	February 29, 2012	year ended
	(unaudited)	August 31, 2011

From operations:
Net investment income	$596,598	$2,226,702

Net realized gains	7,336,584	37,533,280

Net change in unrealized appreciation	18,028,058	4,256,795

Net increase in net assets resulting from operations	25,961,240	44,016,777

Dividends to shareholders from:
Net investment income—Class A	(1,853,059)	(3,010,818)

Net investment income—Class B	—	(6,506)

Net investment income—Class C	(166,185)	(589,766)

Net investment income—Class Y	(259,667)	(491,920)

Total dividends to shareholders	(2,278,911)	(4,099,010)

From beneficial interest transactions:
Net proceeds from shares sold	2,191,903	2,962,623

Cost of shares repurchased	(23,674,470)	(68,685,656)

Proceeds from dividends reinvested	2,065,080	3,634,299

Net decrease in net assets from beneficial interest transactions	(19,417,487)	(62,088,734)

Redemption fees	11	2,812

Net increase (decrease) in net assets	4,264,853	(22,168,155)

Net assets:
Beginning of period	274,289,248	296,457,403

End of period	$278,554,101	$274,289,248

Accumulated undistributed net investment income	$598,336	$2,280,649

See accompanying notes to financial statements	55

UBS U.S. Allocation Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

Six months
ended
February 29, 2012
(unaudited)

Net asset value, beginning of period	$27.34

Net investment income[1]	0.09

Net realized and unrealized gains (losses)	2.68

Net increase (decrease) from operations	2.77

Dividends from net investment income	(0.30)

Net asset value, end of period	$29.81

Total investment return[2]	10.24%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and administrator	1.04%[3]

Expenses after fee waivers by investment advisor and administrator	1.04%[3]

Net investment income	0.64%[3]

Supplemental data:
Net assets, end of period (000’s)	$181,868

Portfolio turnover	64%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.

56	See accompanying notes to financial statements

UBS U.S. Allocation Fund
Financial highlights

Class A

Years ended August 31,

2011	2010	2009	2008	2007

$24.16	$22.96	$28.83	$32.53	$29.94

0.25	0.32	0.46	0.70	0.68

3.34	1.47	(5.65)	(3.57)	2.60

3.59	1.79	(5.19)	(2.87)	3.28

(0.41)	(0.59)	(0.68)	(0.83)	(0.69)

$27.34	$24.16	$22.96	$28.83	$32.53

14.85%	7.75%	(17.49)%	(9.02)%	11.04%

1.02%	1.03%	1.05%	0.95%	0.92%

1.02%	1.03%	1.05%	0.93%	0.90%

0.92%	1.30%	2.26%	2.28%	2.12%

$178,780	$190,007	$221,983	$344,910	$452,439

157%	138%	111%	98%	85%

See accompanying notes to financial statements	57

UBS U.S. Allocation Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class B

Six months
ended
February 29, 2012
(unaudited)

Net asset value, beginning of period	$27.40

Net investment income (loss)[1]	(0.03)

Net realized and unrealized gains (losses)	2.71

Net increase (decrease) from operations	2.68

Dividends from net investment income	—

Net asset value, end of period	$30.08

Total investment return[2]	9.78%

Ratios to average net assets:
Expenses before fee waivers by and recoupments to investment advisor and administrator	1.87%[3]

Expenses after fee waivers by and recoupments to investment advisor and administrator	1.87%[3]

Net investment income (loss)	(0.18)%[3]

Supplemental data:
Net assets, end of period (000’s)	$1,154

Portfolio turnover	64%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.
[4]	The investment advisor and administrator recouped expenses previously reimbursed by the investment advisor and administrator on behalf of the Fund, not to exceed the expense cap.

58	See accompanying notes to financial statements

UBS U.S. Allocation Fund
Financial highlights

Class B

Years ended August 31,

2011	2010	2009	2008	2007

$24.13	$22.88	$28.41	$31.87	$29.24

0.03	0.10	0.26	0.41	0.39

3.33	1.46	(5.51)	(3.56)	2.57

3.36	1.56	(5.25)	(3.15)	2.96

(0.09)	(0.31)	(0.28)	(0.31)	(0.33)

$27.40	$24.13	$22.88	$28.41	$31.87

13.93%	6.80%	(18.27)%	(9.96)%	10.16%

1.81%	1.91%	2.02%	1.82%	1.74%

1.82%[4]	1.90%	2.02%	1.80%	1.72%

0.11%	0.43%	1.29%	1.39%	1.29%

$1,520	$1,934	$2,972	$6,864	$28,167

157%	138%	111%	98%	85%

See accompanying notes to financial statements	59

UBS U.S. Allocation Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class C

Six months
ended
February 29, 2012
(unaudited)

Net asset value, beginning of period	$26.83

Net investment income (loss)[1]	(0.02)

Net realized and unrealized gains (losses)	2.65

Net increase (decrease) from operations	2.63

Dividends from net investment income	(0.06)

Net asset value, end of period	$29.40

Total investment return[2]	9.84%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and administrator	1.79%[3]

Expenses after fee waivers by investment advisor and administrator	1.79%[3]

Net investment income (loss)	(0.12)%[3]

Supplemental data:
Net assets, end of period (000’s)	$75,593

Portfolio turnover	64%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.

60	See accompanying notes to financial statements

UBS U.S. Allocation Fund
Financial highlights

Class C

Years ended August 31,

2011	2010	2009	2008	2007

$23.70	$22.55	$28.19	$31.80	$29.27

0.04	0.13	0.30	0.46	0.43

3.28	1.43	(5.50)	(3.50)	2.55

3.32	1.56	(5.20)	(3.04)	2.98

(0.19)	(0.41)	(0.44)	(0.57)	(0.45)

$26.83	$23.70	$22.55	$28.19	$31.80

14.00%	6.90%	(18.10)%	(9.70)%	10.23%

1.77%	1.78%	1.80%	1.70%	1.67%

1.77%	1.78%	1.80%	1.68%	1.65%

0.16%	0.55%	1.51%	1.53%	1.38%

$74,702	$79,561	$94,818	$147,945	$205,104

157%	138%	111%	98%	85%

See accompanying notes to financial statements	61

UBS U.S. Allocation Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class Y

Six months
ended
February 29, 2012
(unaudited)

Net asset value, beginning of period	$27.72

Net investment income[1]	0.13

Net realized and unrealized gains (losses)	2.71

Net increase (decrease) from operations	2.84

Dividends from net investment income	(0.39)

Net asset value, end of period	$30.17

Total investment return[2]	10.39%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and administrator	0.75%[3]

Expenses after fee waivers by investment advisor and administrator	0.75%[3]

Net investment income	0.92%[3]

Supplemental data:
Net assets, end of period (000’s)	$19,939

Portfolio turnover	64%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.

62	See accompanying notes to financial statements

UBS U.S. Allocation Fund
Financial highlights

Class Y

Years ended August 31,

2011	2010	2009	2008	2007

$24.51	$23.29	$29.27	$33.03	$30.39

0.34	0.41	0.55	0.81	0.79

3.37	1.49	(5.75)	(3.62)	2.66

3.71	1.90	(5.20)	(2.81)	3.45

(0.50)	(0.68)	(0.78)	(0.95)	(0.81)

$27.72	$24.51	$23.29	$29.27	$33.03

15.17%	8.13%	(17.16)%	(8.69)%	11.42%

0.73%	0.70%	0.65%	0.61%	0.57%

0.73%	0.70%	0.65%	0.59%	0.55%

1.20%	1.63%	2.65%	2.62%	2.48%

$19,287	$24,955	$34,630	$46,994	$59,330

157%	138%	111%	98%	85%

See accompanying notes to financial statements	63

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS U.S. Allocation Fund (the “Fund”) is a series of UBS Investment Trust (the “Trust”) and is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

The Fund offers Class A, Class C and Class Y shares. (The Fund has ceased offering Class B shares.) Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. Class B shares and all corresponding reinvested dividend shares automatically converted to Class A shares within a certain number of years after issuance which varied depending upon the amount invested. On March 1, 2012, the remaining outstanding Class B shares were either redeemed or exchanged for Class A shares of the Fund. All classes of shares have equal voting privileges except that Class A and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

As of October 1, 2007, new or additional investments into Class B shares, including investments through an automatic investment plan, were no longer permitted. Existing shareholders of Class B shares were permitted to: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, all Class B share attributes, including the associated Rule 12b-1 service plan and distribution fees, contingent deferred sales charges and conversion features continued.

64

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
The Fund calculates net asset values based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing

65

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

66

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In April 2011, FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements, including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

In May 2011, FASB Issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts

67

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statement disclosures.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even

68

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

though a Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Fund may enter into derivative contracts that may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request cash margin and/or terminate the derivative contract. The Fund’s derivative exposure during the six months ended February 29, 2012 was limited to exchange traded futures contracts. Details of this disclosure can be found below as well as in the Portfolio of investments. The volume of derivatives that is presented in the Portfolio of investments of the Fund is consistent with the derivative activity during the six months ended February 29, 2012. The Advisor is not aware of any credit-risk contingent features on derivative contracts held by the Fund.

At February 29, 2012, the Fund had the following derivatives categorized by underlying risk:

Asset derivatives[1]

	Interest rate	Equity
	risk	risk	Total

Futures contracts	$8,711	$232,728	$241,439

[1]	Statement of assets and liabilities location: futures contracts are reported in the table above using the cumulative appreciation as detailed in the futures contract table at the end of the Portfolio of investments, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

69

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

Liability derivatives[2]

	Interest rate	Equity
	Risk	risk	Total

Futures contracts	$(3,180)	$—	$(3,180)

[2]	Statement of assets and liabilities location: futures contracts are reported in the table above using the cumulative depreciation as detailed in the futures contract table at the end of the Portfolio of investments, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

Transactions in derivative instruments during the six months ended February 29, 2012, were as follows:

	Interest rate	Equity
	risk	risk	Total

Realized gain (loss)[3]

Futures contracts	$(3,289)	$(1,626,575)	$(1,629,864)

Net change in unrealized appreciation/depreciation[4]

Futures contracts	$ 8,301	$109,182	$117,483

[3]	The net realized gain (loss) from futures is shown in the Statement of operations.
[4]	The net change in unrealized appreciation/depreciation on futures is shown in the Statement of operations.

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the

70

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Restricted securities
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Portfolio of investments.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded net of withholding taxes on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning

71

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Investing in non-US securities
Investing in non-US securities may involve more risks than investing in US securities. Investments in non-US securities may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which US and non-US issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of Fund assets and political or social instability or diplomatic developments.

Securities of non-US issuers may not be registered with the SEC and the issuers thereof may not be subject to its reporting requirements.

The Fund may invest in non-US securities by purchasing American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities.

ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. Under an unsponsored arrangement, the depositary’s transaction fees are paid directly by the ADR holders.

Investment income and realized gains on certain non-US securities in which the Fund may invest may be subject to non-US withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and certain non-US countries, however, may reduce or eliminate the amount of non-US taxes to which the Fund would be subject.

Securities traded on to-be-announced basis
The Fund may from time to time purchase securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to

72

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, US government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations, and their current value is determined in the same manner as for other securities.

Futures contracts
The Fund may use futures contracts as part of its investment strategy, for hedging purposes to adjust exposure to US and foreign markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. In addition, the Fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains. Using futures contracts involves various market risks including interest rate and equity risk. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. The maximum amount at risk from the purchase of a futures contract is the contract value or the loss of the benefit of the transaction should the counterparty default.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day, depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until

73

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

the futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator fees and other transactions with affiliates
The Board has approved an Investment Advisory and Administration Contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS Global AM an investment advisory and administration fee, which is to be accrued

74

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million and 0.45% thereafter.

UBS Global AM has agreed to permanently reduce its advisory and administration fee based on the Fund’s average daily net assets so that it is assessed as follows: $0 to $250 million – 0.50%; in excess of $250 million up to $500 million – 0.45%; in excess of $500 million up to $2 billion – 0.40%; and over $2 billion – 0.35%. Accordingly, for the six months ended February 29, 2012, UBS Global AM did not waive any investment advisory and administration fees. At February 29, 2012, the Fund owed UBS Global AM $108,503 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class B, Class C and Class Y shares at a level not to exceed 1.15%, 1.90%, 1.90% and 0.90%, respectively through December 31, 2012. The Fund will repay UBS Global AM for any previously waived fees/reimbursed expenses during the three-year period following August 31, 2011, to the extent that operating expenses (with certain exclusions such as dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions and extraordinary expenses, if any) are otherwise below the applicable expense caps in effect at the time the fees or expenses were waived/reimbursed. For the six months ended February 29, 2012, the Fund had no fee waivers/expense reimbursements subject to repayment.

For the six months ended February 29, 2012, the Fund paid $184 in brokerage commissions to UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

75

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

The Fund may invest in certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the six months ended February 29, 2012 were as follows:

		Purchases	Sales
		during the	during the		Change
Affiliated		six months	six months	Net	in net
investment	Value at	ended	ended	realized	unrealized	Value at
company	08/31/11	02/29/12	02/29/12	gain	appreciation	02/29/12

UBS Credit
Bond
Relationship
Fund	$10,951,259	$—	$900,000	$104,745	$421,614	$10,577,618

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. The Advisor acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. The Advisor may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market, net of fee rebates paid to borrowers, are reflected as affiliated securities lending income in the Statement of operations.

76

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

Amounts relating to the investment for the six months ended February 29, 2012 were as follows:

		Purchases	Sales
		during the	during the
		six months	six months
	Value at	ended	ended	Value at	Net income
	08/31/11	02/29/12	02/29/12	02/29/12	earned

UBS Private Money
Market Fund LLC	$11,342,957	$28,683,214	$34,466,312	$5,559,859	$502

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended February 29, 2012, the Fund paid brokerage commissions to Morgan Stanley in the amount of $3,825. During the six months ended February 29, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $43,532,019. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

77

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays (or paid, with respect to Class B) UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 29, 2012, the Fund owed UBS Global AM—US $96,229 for service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the year ended February 29, 2012, it earned $3,555, $340, and $38 in initial sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended February 29, 2012, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $68,470 of the total delegated services fees.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus

78

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent.

Bank line of credit
The Fund participates with other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. The fund borrows at prevailing rates in effect at the time of borrowings. The Fund did not borrow under the Committed Credit Facility during the six months ended February 29, 2012.

Purchases and sales of securities
For the six months ended February 29, 2012, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $65,513,217 and $124,460,773 respectively.

For the six months ended February 29, 2012, aggregate purchases and sales of US Government securities, excluding short-term securities, were $97,377,110 and $100,054,734, respectively.

79

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six months ended February 29, 2012:	Shares	Amount	Shares	Amount

Shares sold	49,020	$1,359,928	—	$—

Shares repurchased	(563,810)	(15,626,106)	(1,404)	(39,442)

Shares converted from Class B to Class A	15,810	447,037	(15,703)	(447,037)

Dividends reinvested	61,490	1,655,927	—	—

Net decrease	(437,490)	$(12,163,214)	(17,107)	$(486,479)

For the year ended August 31, 2011:

Shares sold	61,858	$1,704,584	106	$2,945

Shares repurchased	(1,508,634)	(41,795,312)	(3,749)	(104,886)

Shares converted from Class B to Class A	21,305	593,879	(21,259)	(593,879)

Dividends reinvested	99,056	2,700,258	209	5,731

Net decrease	(1,326,415)	$(36,796,591)	(24,693)	$(690,089)

	Class C		Class Y

For the six months ended February 29, 2012:	Shares	Amount	Shares	Amount

Shares sold	12,310	$333,691	1,753	$51,247

Shares repurchased	(230,480)	(6,272,765)	(46,099)	(1,289,120)

Dividends reinvested	5,681	151,047	9,475	258,106

Net decrease	(212,489)	$(5,788,027)	(34,871)	$(979,767)

For the year ended August 31, 2011:

Shares sold	14,994	$417,039	8,678	$244,176

Shares repurchased	(607,783)	(16,539,343)	(345,590)	(9,652,236)

Dividends reinvested	19,946	536,374	14,211	391,936

Net decrease	(572,843)	$(15,585,930)	(322,701)	$(9,016,124)

Redemption fees
Each class of the Fund will impose a 1% redemption fee on shares sold or exchanged within 90 days of their purchase date, subject to limited

80

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

exemptions as noted in the prospectus; this amount is paid to the Fund. Redemption fees, if any, earned by the Fund are disclosed in the Statement of changes in net assets. For the six months ended February 29, 2012, redemption fees represent less than $0.005 per share.

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2011 was as follows:

Distributions paid from:	2011

Ordinary income	$4,099,010

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending August 31, 2012.

At August 31, 2011, the Fund had a net capital loss carryforward of $121,867,454. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $39,436,357 in 2017 and $82,431,097 in 2018. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. During the fiscal year ended August 31, 2011, the Fund utilized $30,992,099 of capital loss carryforwards to offset realized gains and $45,735,604 of capital loss carryforwards expired unutilized.

As of and during the period ended February 29, 2012, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as

81

UBS U.S. Allocation Fund
Notes to financial statements (unaudited)

income tax expense in the Statement of operations. During the six months ended February 29, 2012, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended August 31, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

82

UBS U.S. Allocation Fund
General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2012 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 9, 2012